Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,137,473	$ 163,388	¥ 1,588,278
Restricted cash	55,810	8,017	92,653
Contract assets			11,000
Short-term investments	32,000	4,597
Prepayments and other receivables	136,036	19,540	88,972
Other financial assets			255,958
Total current assets	1,361,319	195,542	2,036,861
Property, equipment and software	30,069	4,319	27,659
Operating lease right-of-use assets	16,435	2,361
Intangible assets	148,844	21,380	148,844
Goodwill	162,574	23,352	162,574
Other non-current assets	18,331	2,633
Total assets	1,737,572	249,587	2,375,938
Current liabilities
Short-term borrowings	50,000	7,182	80,000
Accruals and other payables	273,553	39,293	67,674
Advance from customers			14,151
Operating lease liabilities, current	6,807	978
Research and development funding received			178,715
Ordinary shares to be issued to Everest	258,119	37,076
Warrant liabilities			5,618
Total current liabilities	588,479	84,529	346,158
Convertible promissory notes	68,199	9,796	67,026
Operating lease liabilities, non-current	7,492	1,076
Deferred subsidy income	3,920	563	2,500
Total liabilities	668,090	95,964	415,684
Commitments and contingencies
Mezzanine equity
Total mezzanine equity	3,104,177	445,887	2,915,358
Shareholders' equity (deficit)
Ordinary shares (US$0.0001 par value, 500,000,000 shares authorized as of December 31, 2018 and 2019; 800,000,000 shares authorized on a pro forma basis as of December 31, 2019, 8,363,719 shares issued and outstanding as of December 31, 2018 and 2019, 114,202,419 shares issued and outstanding on a pro forma basis as of December 31, 2019)	6	1	6
Treasury stock			(1)
Additional paid-in capital	389,379	55,931
Accumulated other comprehensive income	70,127	10,074	59,380
Accumulated deficit	(2,494,207)	(358,270)	(1,014,489)
Total shareholders' equity (deficit)	(2,034,695)	(292,264)	(955,104)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	1,737,572	249,587	2,375,938
Series A Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity	687,482	98,751	687,482
Series B Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity	921,243	132,328	921,243
Series C Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity	1,306,633	187,686	¥ 1,306,633
Series C-1 Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity	188,819	27,122
Pro Forma [Member]
Current assets
Cash and cash equivalents	1,137,473	163,388
Restricted cash	55,810	8,017
Short-term investments	32,000	4,597
Prepayments and other receivables	136,036	19,540
Total current assets	1,361,319	195,542
Property, equipment and software	30,069	4,319
Operating lease right-of-use assets	16,435	2,361
Intangible assets	148,844	21,380
Goodwill	162,574	23,352
Other non-current assets	18,331	2,633
Total assets	1,737,572	249,587
Current liabilities
Short-term borrowings	50,000	7,182
Accruals and other payables	273,553	39,293
Operating lease liabilities, current	6,807	978
Total current liabilities	330,360	47,453
Convertible promissory notes	68,199	9,796
Operating lease liabilities, non-current	7,492	1,076
Deferred subsidy income	3,920	563
Total liabilities	409,971	58,888
Shareholders' equity (deficit)
Ordinary shares (US$0.0001 par value, 500,000,000 shares authorized as of December 31, 2018 and 2019; 800,000,000 shares authorized on a pro forma basis as of December 31, 2019, 8,363,719 shares issued and outstanding as of December 31, 2018 and 2019, 114,202,419 shares issued and outstanding on a pro forma basis as of December 31, 2019)	80	11
Additional paid-in capital	3,751,601	538,884
Accumulated other comprehensive income	70,127	10,074
Accumulated deficit	(2,494,207)	(358,270)
Total shareholders' equity (deficit)	1,327,601	190,699
Total liabilities, mezzanine equity and shareholders' equity (deficit)	¥ 1,737,572	$ 249,587